Fees Summary	Sep. 16, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $23,388,630.00.
Narrative - Max Aggregate Offering Price	$ 23,388,630.00